Reportable segments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [Abstract]
Disclosure of entity's operating segments [text block]
12/31/2017
Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Elimination of inter-segments amounts	Unallocated amounts	Total 12/31/2017
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323	2,157,323	-	-	2,157,323
Revenues from transactions with other operating segments of the same entity	392,693	287,469	551,382	157,158	269,298	201,250	1,859,250	1,859,250	(1,859,250)	-	-

Revenues from external customers and transactions with other operating segments of the same entity	1,089,944	539,592	1,195,955	292,736	648,624	249,722	4,016,573	4,016,573	(1,859,250)	-	2,157,323

Costs of sales	(555,356)	(199,808)	(189,242)	(91,753)	(313,690)	(44,973)	(1,394,822)	(1,394,822)	-	-	(1,394,822)
Administrative expenses	-	-	-	-	-	-	-	-	5,686	(106,857)	(101,171)
Interest expense	-	-	-	-	-	-	-	-	83,689	(133,813)	(50,124)
Depreciation and amortization expense	(91,201)	(35,711)	(34,138)	(14,867)	(54,779)	(7,730)	(238,426)	(238,426)	-	(89)	(238,515)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	27	14,425	14,452
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(1,072)	(165,101)	(166,173)
Other items other than significant cash	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(802,288)	634,377	594,590
Income (loss) before taxes
	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(803,360)	469,276	428,417
Net income (loss) from continuing operations
Net income (loss) from discontinued operations	141,895	52,315	455,331	43,825	65,636	3,499	762,501	762,501	(803,360)	469,276	428,417
Net income (loss)
	-	-	-	-	-	-	-	-	(5,880,934)	10,177,170	4,296,236
Assets	-	-	-	-	-	-	-	-	(3,376,995)	3,503,420	126,425
Equity-accounted investees	-	-	-	-	-	-	-	-	-	117,159	117,159
Increase of non-current assets	-	-	-	-	-	-	-	-		-	-
Liabilities	-	-	-	-	-	-	-	-	(2,286,817)	4,335,585	2,048,768
Impairment loss recognized in profit or loss	(15,025)	335	1,112	(3,546)	(240)	(219)	(17,583)	(17,583)	-	(14,316)	(31,889)
Reversal of impairment losses recognized in profit or loss for the period	-	-	-	-	-	-	-	-	-	-	-

12/31/2016
Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Elimination of inter-segments amounts	Total 12/31/2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	623,853	231,144	514,627	104,137	403,323	62,238	1,939,322	1,939,322	-	-	1,939,322
Revenues from transactions with other operating segments of the same entity	91,087	301,917	372,838	356,334	333,823	198,836	1,654,835	1,654,835	-	(1,654,835)	-

Revenues from external customers and transactions with other operating segments of the same entity	714,940	533,061	887,465	460,471	737,146	261,074	3,594,157	3,594,157	-	(1,654,835)	1,939,322

Costs of sales	(478,074)	(191,298)	(175,616)	(67,378)	(359,477)	(56,442)	(1,328,285)	(1,328,285)	-	-	(1,328,285)
Administrative expenses	-	-	-	-	-	-	-	-	(94,647)	6,211	(88,436)
Interest expense	-	-	-	-	-	-	-	-	(149,051)	91,553	(57,498)
Depreciation and amortization expense	(89,864)	(35,958)	(33,010)	(12,666)	(67,571)	(10,612)	(249,681)	(249,681)	(111)	-	(249,792)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	13,047	-	13,047
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(132,965)	-	(132,965)
Other items other than significant cash	-	-	-	-	-	-	-	-	-	-	-
Income (loss) before taxes	145,779	39,846	339,011	36,759	43,846	5,796	611,037	611,037	317,894	(514,042)	414,889

Net income (loss) from continuing operations	145,779	39,846	339,011	36,759	43,846	5,796	611,037	611,037	184,929	(514,042)	281,924
Net income (loss) from discontinued operations
Net income (loss)	145,779	39,846	339,011	36,759	43,846	5,796	611,037	611,037	184,929	(514,042)	281,924

Assets	-	-	-	-	-	-	-	-	10,605,056	(6,387,076)	4,217,980
Equity-accounted investees	-	-	-	-	-	-	-	-	2,783,001	(2,669,861)	133,140
Increase of non-current assets	-	-	-	-	-	-	-	-	(107,268)		(107,268)
Liabilities	-	-	-	-	-	-	-	-	5,321,161	(3,410,453)	1,910,708
Impairment loss recognized in profit or loss	-	-	(251)	-	-	(698)	(949)	(949)	(39,595)	-	(40,544)
Reversal of impairment losses recognized in profit or loss for the period	133	325		233	2,216	-	2,907	2,907	-	-	2,907

12/31/2015
Operating segment items	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Reportable segments	Operating segments	Unallocated amounts	Elimination of inter-segments amounts	Total 12/31/2015
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Revenue	652,278	262,570	223,021	97,551	430,642	62,270	1,728,332	1,728,332	-	-	1,728,332
Revenues from transactions with other operating segments of the same entity	137,944	389,172	139,575	347,168	407,903	289,157	1,710,919	1,710,919	-	(1,710,919)	-

Revenues from external customers and transactions with other operating segments of the same entity	790,222	651,742	362,596	444,719	838,545	351,427	3,439,251	3,439,251	-	(1,710,919)	1,728,332

Costs of sales	(461,028)	(184,551)	(109,389)	(71,252)	(303,645)	(55,718)	(1,185,583)	(1,185,583)	-	-	(1,185,583)
Administrative expenses	-	-	-	-	-	-	-	-	(95,176)	8,346	(86,830)
Interest expense	-	-	-	-	-	-	-	-	(197,815)	127,962	(69,853)
Depreciation and amortization expense	(105,545)	(42,249)	(25,044)	(16,312)	(69,513)	(12,758)	(271,421)	(271,421)	(316)	-	(271,737)
The entity’s interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	-	-	10,326	-	10,326
Income tax expense, continuing operations	-	-	-	-	-	-	-	-	(83,766)	-	(83,766)
Other items other tan significant cash	-	-	-	-	-	-	-	-	-	-	-
Income (loss) before taxes	191,250	78,019	113,632	26,300	126,997	6,552	542,750	542,750	131,291	(365,755)	308,286

Net income (loss) from continuing operations	191,250	78,019	113,632	26,300	126,997	6,552	542,750	542,750	47,525	(365,755)	224,520
Net income (loss) from discontinued operations
Net income (loss)	191,250	78,019	113,632	26,300	126,997	6,552	542,750	542,750	47,525	(365,755)	224,520

Assets	-	-	-	-	-	-	-	-	10,508,312	(5,864,550)	4,643,762
Equity-accounted investees	-	-	-	-	-	-	-	-	3,042,011	(2,962,709)	79,302
Increase of non-current assets	-	-	-	-	-	-	-	-	(203,806)		(203,806)
Liabilities	-	-	-	-	-	-	-	-	4,829,968	(2,586,562)	2,243,406
Impairment loss recognized in profit or loss	-	(200)	(317)	(3)	(3,049)	(373)	(3,942)	(3,942)	(39,801)	-	(43,743)

Statement of comprehensive income classified by reportable segments based on groups of products

12/31/2017
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$

Revenue	697,251	252,123	644,573	135,578	379,326	48,472	-	2,157,323
Cost of sales	(555,356)	(199,808)	(189,242)	(91,753)	(313,690)	(44,973)	-	(1,394,822)

Gross profit	141,895	52,315	455,331	43,825	65,636	3,499	-	762,501

Other incomes by function	-	-	-	-	-	-	17,827	17,827
Administrative expenses	-	-	-	-	-	-	(101,171)	(101,171)
Other expenses by function	-	-	-	-	-	-	(61,638)	(61,638)
Other gains (losses)	-	-	-	-	-	-	543	543
Financial income	-	-	-	-	-	-	13,499	13,499
Financial costs	-	-	-	-	-	-	(50,124)	(50,124)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	14,452	14,452
Exchange differences	-	-	-	-	-	-	(1,299)	(1,299)
Profit (loss) before taxes	141,895	52,315	455,331	43,825	65,636	3,499	(167,911)	594,590
Income tax expense	-	-	-	-	-	-	(166,173)	(166,173)
Profit (loss) from continuing operations	141,895	52,315	455,331	43,825	65,636	3,499	(334,084)	428,417
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	141,895	52,315	455,331	43,825	65,636	3,499	(334,084)	428,417
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	427,697
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	-	720
Profit (loss)	-	-	-	-	-	-	-	428,417

	12/31/2016
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$

Revenue	623,853	231,144	514,627	104,137	403,323	62,238	-	1,939,322
Cost of sales	(478,074)	(191,298)	(175,616)	(67,378)	(359,477)	(56,442)		(1,328,285)

Gross profit	145,779	39,846	339,011	36,759	43,846	5,796	-	611,037

Other incomes by function	-	-	-	-	-	-	15,202	15,202
Administrative expenses	-	-	-	-	-	-	(88,436)	(88,436)
Other expenses by function	-	-	-	-	-	-	(89,731)	(89,731)
Other gains (losses)	-	-	-	-	-	-	679	679
Financial income	-	-	-	-	-	-	10,129	10,129
Financial costs	-	-	-	-	-	-	(57,498)	(57,498)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	13,047	13,047
Exchange differences	-	-	-	-	-	-	460	460
Profit (loss) before taxes	145,779	39,846	339,011	36,759	43,846	5,796	(196,148)	414,889
Income tax expense	-	-	-	-	-	-	(132,965)	(132,965)
Profit (loss) from continuing operations	145,779	39,846	339,011	36,759	43,846	5,796	(329,113)	281,924
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	145,779	39,846	339,011	36,759	43,846	5,796	(329,113)	281,924
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	278,290
Profit (loss) attributable to the non-controllers	-	-	-	-	-	-	-	3,634
Profit (loss)	-	-	-	-	-	-	-	281,924

	12/31/2015
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Corporate Unit ThUS$	Total segments and Corporate unit ThUS$

Revenue	652,278	262,570	223,021	97,551	430,642	62,270	-	1,728,332
Cost of sales	(461,028)	(184,551)	(109,389)	(71,252)	(303,645)	(55,718)	-	(1,185,583)

Gross profit	191,250	78,019	113,632	26,299	126,997	6,552	-	542,749

Other incomes by function	-	-	-	-	-	-	15,343	15,343
Administrative expenses	-	-	-	-	-	-	(86,830)	(86,830)
Other expenses by function	-	-	-	-	-	-	(106,415)	(106,415)
Other gains (losses)	-	-	-	-	-	-	3,760	3,760
Financial income	-	-	-	-	-	-	11,570	11,570
Financial costs	-	-	-	-	-	-	(69,853)	(69,853)
interest in the profit or loss of associates and joint ventures accounted for by the equity method	-	-	-	-	-	-	10,326	10,326
Exchange differences	-	-	-	-	-	-	(12,364)	(12,364)
Profit (loss) before taxes	191,250	78,019	113,632	26,299	126,997	6,552	(234,463)	308,286
Income tax expense	-	-	-	-	-	-	(83,766)	(83,766)
Profit (loss) from continuing operations	191,250	78,019	113,632	26,299	126,997	6,552	(318,229)	224,520
Profit (loss) from discontinued operations	-	-	-	-	-	-	-	-
Profit (loss)	191,250	78,019	113,632	26,299	126,997	6,552	(318,229)	224,520
Profit (loss), attributable to
Profit (loss) attributable to the controller´s owners	-	-	-	-	-	-	-	220,356
Profit (loss) attributable to the non-controlling interests	-	-	-	-	-	-	-	4,164
Profit (loss)	-	-	-	-	-	-	-	224,520

Disclosure of segment revenue by types of products and services [Text Block]
Revenue from transactions with other Company’s operating segments

12/31/2017
Items in the statement of comprehensive income	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	697,251	252,123	644,573	135,578	379,326	48,472	2,157,323

12/31/2016
Items in the statement of comprehensive income	Specialty plant nutrients	Iodine and its derivatives	Lithium and its derivatives	Industrial chemicals	Potassium	Other products and services	Total segments and Corporate unit
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Revenue	623,853	231,144	514,627	104,137	403,323	62,238	1,939,322

12/31/2015
Items in the statement of comprehensive income	Specialty plant nutrients ThUS$	Iodine and its derivatives ThUS$	Lithium and its derivatives ThUS$	Industrial chemicals ThUS$	Potassium ThUS$	Other products and services ThUS$	Total segments and Corporate unit ThUS$

Revenue	652,278	262,570	223,021	97,551	430,642	62,270	1,728,332

Disclosure of geographical areas [text block]
Segments by geographical areas as of December 31, 2017, 2016 and 2015

	12/31/2017
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	140,764	228,759	553,396	441,377	793,027	2,157,323
Investment accounted for under the equity method	(5,513)	26,860	33,318	15,193	56,567	126,425
Intangible assets other than goodwill	105,313	-	453	182	-	105,948
Goodwill	23,731	6,290	11,374	724	2,058	44,177
Property, plant and equipment, net	1,430,569	313	3,857	2,469	1,574	1,438,782
Investment property	-	-	-	-	-	-
Other non-current assets	19,234	28	-	-	-	19,262
Non-current assets that are not financial instruments	1,573,334	33,491	49,002	18,568	60,199	1,734,594

	12/31/2016
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	162,477	240,607	411,807	416,380	708,051	1,939,323
Investment accounted for under the equity method	-	5,000	25,009	13,456	69,675	113,140
Intangible assets other than goodwill	109,227	-	-	211	1	109,439
Goodwill	23,731	86	11,373	724	2,058	37,972
Property, plant and equipment, net	1,526,992	234	3,521	2,536	1,483	1,534,766
Investment property	-	-	-	-	-	-
Other non-current assets	24,551	139	-	-	-	24,690
Non-current assets that are not financial instruments	1,684,501	5,459	39,903	16,927	73,217	1,820,007

	12/31/2015
Items	Chile ThUS$	Latin America and the Caribbean ThUS$	Europe ThUS$	North America ThUS$	Asia and others ThUS$	Total ThUS$
Revenue	188,592	258,262	351,353	439,645	490,480	1,728,332
Investment accounted for under the equity method	1,535	-	23,410	12,913	41,444	79,302
Intangible assets other than goodwill	110,199	-	-	228	1	110,428
Goodwill	26,929	86	11,373	-	-	38,388
Property, plant and equipment, net	1,677,194	260	2,183	2,486	1,453	1,683,576
Investment property	-	-	-	-	-	-
Other non-current assets	33,384	116	-	26	-	33,526
Non-current assets that are not financial instruments	1,849,241	462	36,966	15,653	42,898	1,945,220